SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-     SHAREHOLDERS' EQUITY

a.	Company's shares:

1.
As of December 31, 2012, the Company's authorized share capital consists of NIS 1,000,000 divided into 50,000,000 Ordinary Shares, par value NIS 0.02 per share. Ordinary Shares confer on their holders, among other things, the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

2.
On January 14, 2010, the Company issued and sold 106,893 Ordinary Shares in an underwritten public offering following the exercise by the underwriter of its over-allotment option for a total consideration of $1,072.

b.	Company's stock option plans:

In October 2003, the Company adopted the 2003 Israel Plan.  The plan was amended in December 2006 and further amended in December 2007, October 2010 and February 2012.  The 2003 Israel Plan complies with Section 102 of the Israeli Income Tax Ordinance, which provides certain tax benefits in connection with stock-based compensation to employees, officer and directors. On January 1st of each year, to the extent the number of Ordinary Shares reserved, authorized and available for issuance under the 2003 Israel Plan is less than 4% of the number of Ordinary Shares issued and outstanding on such date, it will automatically increase to equal 4% of the number of Ordinary Shares issued and outstanding on such date. Awards under the 2003 Israel Plan may be granted to Israeli employees, directors, consultants, advisers and service providers of the Company and its subsidiaries. In accordance with the terms and conditions imposed by Section 102 of the Israel Income Tax Ordinance, grantees who receive options or restricted shares units ("RSUs") under the 2003 Israel Plan are afforded certain tax benefits (excluding controlling shareholders of the Company or those who are not Israeli employees, directors, consultants, advisers and service providers of the Company and its subsidiaries). Awards granted under the 2003 Israel Plan have a maximum exercise period of ten years from the date of grant and are generally exercisable over four years. Awards that are not exercised and forfeited will become available for future grants.

As of December 31, 2012, 1,936,821 Ordinary Shares were available for future issuances under the 2003 Israel Plan, which amount is reduced by three shares for each RSU that the Company grants under the plan and by one share for each option that the Company grants under the plan.

As of December 31, 2012 and 2011, options to purchase 489,314 and 1,293,521 Ordinary Shares were outstanding under the 2003 Israel Plan, respectively. In addition, as of December 31, 2012 and 2011, 903,850 and 608,799 RSUs were outstanding under the 2003 Israel Plan, respectively.

In December 2007, the Company adopted the 2007 U.S. Equity Incentive Plan (the "2007 U.S. Plan"). Except as required to address specific U.S. tax requirements, the general terms and conditions of the 2007 U.S. Plan are substantially similar to the terms and conditions of the 2003 Israel Plan.

As of December 31, 2012, 207,000 Ordinary Shares were available for future issuances under the 2007 U.S. Plan, which amount is reduced by three shares for each RSU that the Company grants under the plan and by one share for each option that the Company grants under the plan.

As of December 31, 2012 and 2011, options to purchase 57,788 and 139,411 Ordinary Shares were outstanding under the 2007 U.S. Plan, respectively. In addition, as of December 31, 2012 and 2011, 89,275 and 60,208 RSUs were outstanding under the 2007 U.S. Plan, respectively.

In November 2009, the Company adopted the 2009 Israel Equity Plan (the "2009 Israel Equity Plan").  The plan was adopted in connection with an employee exchange offer the Company made in 2009 (the "Employee Exchange Offer"), for the sole purpose of issuing options to purchase the Company's Ordinary Shares to the Company's former and current Israeli employees who elected to exchange their options to purchase ordinary shares of EZchip Technologies in the Employee Exchange Offer.  Up to 2,500,000 Ordinary Shares of the Company may be granted under the 2009 Israel Equity Plan, which amount is reduced by one Ordinary Share for each option granted under the plan.  The 2009 Israel Equity Plan is administered by the Board of Directors, or a committee of the Board that is delegated authority to act as the administrator.  Under the 2009 Israel  Equity Plan, the Company may grant options to purchase its Ordinary Shares to former and current employees, directors, consultants, advisers and service providers of the Company and its subsidiaries in exchange for their options to purchase ordinary shares of EZchip Technologies. The 2009 Israel Equity Plan provides for the awards granted to have a maximum exercise period of ten years from the date of grant.

During 2010, the Company granted options to purchase 41,120 Ordinary Shares pursuant to the 2009 Israel Equity Plan in exchange for the remaining outstanding options to purchase ordinary shares of EZchip Technologies. As of December 31, 2012, options to purchase an aggregate of 41,648 Ordinary Shares were outstanding under the 2009 Israel Equity Plan, all of which were granted in December 2009 and during 2010 as part of the Employee Exchange Offer. All options granted under the 2009 Israel Equity Plan as part of the Employee Exchange Offer were granted as vested options.

The following table summarizes the awards activity under the Company's equity incentive plans as of December 31, 2012, and changes during the year:

	Number of awards	Weighted-average exercise price	Weighted average remaining contractual life years	Aggregate intrinsic value (**)

Outstanding at December 31, 2011 (1)	2,223,166	$9.45
RSUs granted	620,800	$0.01
Stock options exercised	(964,258)	$13.37
Vested and issued RSUs	(285,471)	$0.01
Forfeited (2)	(12,362)	$1.52

Outstanding at December 31, 2012 (3)	1,581,875	$5.13	1.79	$44,202

Stock options exercisable at December 31, 2012	536,215	$13.72	2.64	$10,376

Vested and expected to vest (4) (*)	1,544,290	$5.25	1.81	$42,965

(1)	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.
(2)	Includes (i) 1,151 forfeited stock options with weighted average exercise price of $16.28; and (ii) 11,211 forfeited RSUs.
(3)
Includes (i) 588,750 stock options with weighted average exercise price of $13.76, with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,369; and (ii) 993,125 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $32,833.

(4)
Includes (i) 588,343 stock options with weighted average exercise price of $13.76 with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,361; and (ii) 955,947 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $31,604.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2012 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2012. This amount changes based on the fair market value of the Ordinary Shares.

The awards outstanding as of December 31, 2012, grouped by exercise prices, were as follows:

	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
	December 31,	contractual	December 31,	December 31,	contractual
Exercise price	2012	life years	2012	2012	life years

$ 0.01 (RSUs)	993,125	1.25	$32,833	--	--
$2.81 - $3.12	42,898	0.81	1,295	42,898	0.81
$10.33 - $11.97	86,933	3.69	1,877	64,024	3.69
$13.45 - $16.62	458,919	2.70	8,197	429,293	2.67
	1,581,875	1.79	$44,202	536,215	2.64

Stock-based compensation expenses:

As of December 31, 2012, there was $26,474 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Company's equity incentive plans. This cost is expected to be recognized over a period of four years with a weighted average period of two years.

The total stock-based compensation expenses related to all of the Company's stock-based compensation plans, recognized for the years ended December 31, 2012 and 2011, are set forth below:

	Year ended December 31,
	2012	2011

Costs of revenues	$298	$359
Research and development expenses	6,026	4,446
Selling and marketing expenses	2,403	1,867
General and administrative expenses	2,471	1,934

Total stock-based compensation expenses	$11,198	$8,606